Accounts Receivable (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Accounts Receivable [Abstract]
Description of credit terms	The Group normally allows credit terms to well-established customers ranging from 90 to 150 days.	The Group normally allows credit terms to well-established customers ranging from 90 to 150 days.	The Group normally allows credit terms to well-established customers ranging from 90 to 150 days.